Note 15 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loss carry-forwards	$ 2,251	$ 2,203
Expenses not currently deductible	31,353	37,809
Allowance for credit losses	4,779	5,108
Inventory and other reserves	3,357	894
Deferred Tax Assets, Gross, Total	41,740	46,014
Depreciation and amortization	86,175	82,840
Basis differences of partnerships and other entities	2,053	1,151
Prepaid and other expenses deducted for tax purposes	1,896	1,607
Deferred Tax Liabilities, Gross, Total	90,124	85,598
Net deferred income tax asset (liability) before valuation allowance	(48,384)	(39,584)
Valuation allowance	1,017	726
Net deferred income tax asset (liability)	$ (49,401)	$ (40,310)